Lord Abbett                    Equity
                            Fund

                 -----------
                 SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
                 -----------

[GRAPHIC: Extension Ruler]


                                      An insured investment designed to help you capture capital growth over the long term

                               [LORD ABBETT LOGO]

Report to Shareholders
For the Six Months Ended November 30, 1997

[PHOTO: Robert S. Dow]

/s/ Robert S. Dow
-------------------------
Robert S. Dow
Chairman

DECEMBER 29, 1997

Lord Abbett Equity Fund completed the first half of its fiscal year on November 30, 1997. The Fund's net asset value was $24.63 per share versus $22.54 per share six months ago. For the past six months, the Fund produced a total return (percent change in net asset value, including the reinvestment of all distributions) of 9.3%.

On December 23, 1997, the Board of Trustees of Lord Abbett Equity Fund declared a dividend of $0.50 per share, a short-term capital gains distribution of $0.22 per share and a long-term capital gains distribution of $2.56 per share. These distributions were reinvested on December 26, 1997, on behalf of shareholders of record on December 26, 1997. As described in the prospectus, all such distributions are reinvested in additional shares of the Fund (unless otherwise instructed) and then a "reverse split" is effected, thus retaining the same number of shares outstanding and the same total value of the shares that existed prior to the payment of the distributions. This enables shareholders to see the Fund's performance on a per-share basis. The Fund encourages shareholders to reinvest all distributions because it maintains the amount of insurance on your original investment.

The past six months saw a continuation of rising stock market averages, amid solid economic growth and moderate inflation. Stock market volatility in October provided an opportunity to reduce the bond portion of the portfolio from 18% to 15%. Often, bond prices increase when stocks experience difficulties. Therefore, we sold off some bonds that had risen in price and invested the resulting funds in stocks, taking advantage of the lower prices of stocks we wanted to own. Your Fund continued to benefit from heavy weightings in interest-sensitive areas such as the financial services (banks and other financial institutions) and utilities (telephone and gas and electric companies) sectors.

Our outlook for 1998 is for the economy to slow considerably, with growth falling to 2% or less in the later half of the year. We anticipate inflation to remain moderate. Companies that experience stable earnings typically do well in this type of environment, so we will continue to emphasize interest-sensitive holdings, and maintain below-average holdings in economic-sensitive sectors (industries that traditionally rise and fall in line with economic conditions). We expect the lowering of the federal deficit to positively impact the bond market, and the changes to the tax law (particularly the lowering of the long-term capital gains tax) to have a beneficial effect on equities. We believe our disciplined investment process will continue to uncover company-specific investment values that provide good opportunity for price appreciation with less-than-market risk.

We are pleased that you chose to make the Fund a part of your investment portfolio and look forward to assisting you with your financial goals in the future. Thank you for placing your trust in Lord Abbett.

"We believe our disciplined
investment process will
continue to uncover
company-specific
investment values that pro-
vide good opportunity for
price appreciation with
less-than-market risk."

Fund Facts

Lord Abbett Equity Fund: The Insured Investment That Does Not Sacrifice Capital Growth Potential(1) While investments in both Lord Abbett Equity Fund and a Certificate of Deposit ("CD") are insured, Fund shareholders participate in the growth potential of equities. During the period shown below, Lord Abbett Equity Fund provided impressive total returns relative to the CD.

A Reminder of Your Guarantee:

Participate in the stock market's potential rewards without risking the loss of your original investment in the initial offering, if held until May 31, 2000 with all dividends and distributions reinvested

Comparison Of Change In Value Of A $10,000 Investment In Lord Abbett Equity Fund(2) And Six-Month CDs(3)

                                          11/30/97
                                          --------
The Fund                                  $24,630

CDs                                       $14,712

It is important to remember that the interest rate on a CD, unlike the Fund, is fixed and this rate and the principal, if held until maturity, are guaranteed. The Federal Deposit Insurance Corporation (FDIC) insures CDs up to $100,000. The guarantee applicable to shares of the Fund is issued by Financial Security Assurance Inc., a private company, rated Aaa by Moody's and AAA by Standard & Poor's.

SEC-Required Average Annual Rates of Total Return at the Maximum Sales Charge of 5.5% for the Periods Ended 12/31/97 Were:

Life of Fund                                              Life of Fund
(inception: 6/1/90)          1 Year         5 Years       (at net asset value)
--------------------------------------------------------------------------------

     +12.96%                 +16.00%        +13.95%           +13.81%

Unless otherwise stated, the results quoted above represent past performance based on the maximum sales charge of 5.5% and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The investment return and principal value of a Fund investment will fluctuate so that shares, on any given day or when redeemed on a day other than May 31, 2000, may be worth more or less than their original cost.

The Fund is well
positioned to
benefit from a
slowing
economic
environment

The Fund Offers The Growth Potential Of Stocks With The Security Of Insurance

At 11/30/97, Lord Abbett Equity Fund was invested in a diversified portfolio of 66 equity securities.

Lord Abbett Equity Fund's Top Five Equity Holdings                   Percent of
                                                                     Net Assets
--------------------------------------------------------------------------------
Mobil Corp.                                                               2.80%
--------------------------------------------------------------------------------
Kimberly Clark Corp.                                                      2.19%
--------------------------------------------------------------------------------
Emerson Electric Co.                                                      2.14%
--------------------------------------------------------------------------------
Mellon Bank Corp.                                                         2.12%
--------------------------------------------------------------------------------
International Business Machines Corp.                                     2.05%
--------------------------------------------------------------------------------
Total                                                                    11.30%
--------------------------------------------------------------------------------
Data as of 11/30/97.

(1) The Fund's insurance policy guarantees unconditionally and irrevocably that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided all dividends and distributions attributable to that share are reinvested.
(2)   Data reflects the deduction of the maximum sales charge of 5.5%.
(3) Six-month CDs were rolled over at prevailing rates. Source: Salomon Brothers and The Federal Reserve Bank.

             Statement of Net Assets
             November 30, 1997

                        Investments                      Shares    Market Value
================================================================================
Investments in Securities 95.36%
================================================================================
Common Stocks 80.46%
================================================================================
Aerospace .41%          Boeing Co.                        5,000    $   265,625
-------------------------------------------------------------------=============
Agricultural Products
1.33%                   Archer-Daniels-Midland Co.       40,000        855,000
-------------------------------------------------------------------=============
Apparel 1.44%           VF Corp.                         20,000        923,750
-------------------------------------------------------------------=============
Auto Parts:
After Market .68%       Snap-on, Inc.                    10,000        439,375
-------------------------------------------------------------------=============
Automobiles .95%        General Motors Corp.             10,000        610,000
-------------------------------------------------------------------=============
Banks:                  BankAmerica Corp.                10,000        730,000
Money Center 3.34%      Chase Manhattan Corp.             7,250        787,531
                        First Chicago NBD                 8,000        626,000
                        Total                                        2,143,531
-------------------------------------------------------------------=============
Banks:                  First Union Corp.                20,000        975,000
Regional 4.69%          KeyCorp                          10,000        674,375
                        Mellon Bank Corp.                24,000      1,360,500
                        Total                                        3,009,875
-------------------------------------------------------------------=============
Brokers 1.06%           Morgan Stanley, Dean Witter,
                        Discover & Co.                   12,500        678,906
-------------------------------------------------------------------=============
Chemicals 3.88%         Air Products & Chemicals Inc.    14,000      1,073,625
                        Morton International Inc.        28,000        953,750
                        Rohm & Haas Co.                   5,000        459,688
                        Total                                        2,487,063
-------------------------------------------------------------------=============
Communications          Corning Inc.                     12,000        509,250
Equipment 1.53%         Motorola Inc.                     7,500        471,563
                        Total                                          980,813
-------------------------------------------------------------------=============
Computer:               Hewlett-Packard Co.              16,000        977,000
Hardware 3.57%          International Business
                        Machines Corp.                   12,000      1,314,750
                        Total                                        2,291,750
-------------------------------------------------------------------=============
Computer:
Peripherals .57%        Seagate Technology Inc.          16,000        363,000
-------------------------------------------------------------------=============
Computer:
Software 1.12%          Sun Microsystems Inc.            20,000        720,000
-------------------------------------------------------------------=============
Containers 2.37%        Crown Cork & Seal Inc.           11,000        536,938
                        Sonoco Products Co.              30,000        984,375
                        Total                                        1,521,313
-------------------------------------------------------------------=============
Drugs/Health Care       American Home
Products 3.20%          Products Corp.                   10,000        698,750
                        Bristol-Myers Squibb
                        Company                          10,000        936,250
                        Warner-Lambert Co.                3,000        419,625
                        Total                                        2,054,625
-------------------------------------------------------------------=============
Electric Power 4.39%    Baltimore Gas & Electric Co.     20,000        613,750
                        Carolina Power & Light Co.       14,000        523,250
                        CINergy Corp.                    24,000        855,000
                        SCANA Corp.                      30,000        828,750
                        Total                                        2,820,750
-------------------------------------------------------------------=============
Electrical Equipment
2.14%                   Emerson Electric Co.             25,000      1,375,000
-------------------------------------------------------------------=============
Food 3.88%              CPC International Inc.           12,000      1,240,500
                        Heinz H.J. Co.                   25,000      1,251,562
                        Total                                        2,492,062
-------------------------------------------------------------------=============
Health Care Products    Baxter International Inc.        12,500        632,812
1.91%                   St. Jude Medical, Inc.           20,000        592,500
                        Total                                        1,225,312
-------------------------------------------------------------------=============
Health Care Services    Humana Inc.                      30,000        665,625
1.52%                   United Healthcare Corp.           6,000        312,375
                        Total                                          978,000
-------------------------------------------------------------------=============
Household Products      Fort James Corp.                 22,000        860,750
3.53%                   Kimberly Clark Corp.             27,000      1,405,687
                        Total                                        2,266,437
-------------------------------------------------------------------=============
Housewares 1.13%        Fortune Brands Inc.              20,000        723,750
-------------------------------------------------------------------=============
Insurance: Life 3.60%   American General
                        Corporation                       9,000        484,875
                        Jefferson-Pilot Corp.            14,000      1,068,375
                        Transamerica Corp.                7,000        759,937
                        Total                                        2,313,187
-------------------------------------------------------------------=============
Insurance: Property     Allstate Corp.                   12,000      1,030,500
and Casualty 6.47%      Chubb Corp.                      16,500      1,170,468
                        Cincinnati Financial Corp.        5,500        558,250
                        SAFECO Corp.                     18,000        879,750
                        The Progressive Corporation       5,000        510,000
                        Total                                        4,148,968
-------------------------------------------------------------------=============
Machinery: Diversified
1.79%                   Deere & Co.                      21,000      1,151,063
-------------------------------------------------------------------=============
Miscellaneous 1.85%     Jostens Inc.                     13,000        312,000
                        Minnesota Mining &
                        Manufacturing Co.                 9,000        876,938
                        Total                                        1,188,938
-------------------------------------------------------------------=============
Natural Gas:
Distribution 1.50%      Nicor Inc.                       24,000        966,000
-------------------------------------------------------------------=============
Natural Gas:
Diversified 1.82%       The Coastal Corporation          20,000      1,171,250
-------------------------------------------------------------------=============
Natural Gas:            Columbia Gas Systems Inc.        12,000        873,000
Pipelines 2.30%         Consolidated Natural Gas Co.     10,000        603,750
                        Total                                        1,476,750
-------------------------------------------------------------------=============
Oil: International      Amoco Corp.                      10,000        900,000
Integrated 4.20%        Mobil Corp.                      25,000      1,798,438
                        Total                                        2,698,438
                        -------------------------------------------=============

             Statement of Net Assets
             November 30, 1997

                        Investments                      Shares    Market Value
================================================================================
Paper and Forest        International Paper Co.          14,000    $   664,125
Products 1.34%          Temple-Inland, Inc.               3,400        194,225
                        Total                                          858,350
-------------------------------------------------------------------=============
Retail: Specialty .80%  Toys R Us Inc.                   15,000        511,875
-------------------------------------------------------------------=============
Telephone:              Alltel Corp.                     15,000        596,250
Local 4.58%             Bell Atlantic Corp.               7,500        669,375
                        BellSouth Corp.                  14,000        766,500
                        SBC Communication Inc.           12,500        910,156
                        Total                                        2,942,281
-------------------------------------------------------------------=============
Tire and Rubber
Goods .28%              Goodyear Tire & Rubber Co.        3,000        182,063
-------------------------------------------------------------------=============
Tobacco 1.29%           Philip Morris Inc.               19,000        826,500
-------------------------------------------------------------------=============
                        Total Investments in
                        Common Stocks
                        (Cost $40,441,996)                          51,661,600
-------------------------------------------------------------------=============

                                                      Principal
                                                         Amount    Market Value
================================================================================
U.S. Government Obligations 14.90%
================================================================================
                        U.S. Treasury Bonds
                        Strips due 5/15/2000
                        (Cost $9,090,487)              $11,000M    $ 9,563,125
================================================================================

                        Total Investments in
                        Securities
                        (Cost $49,532,483)                          61,224,725
================================================================================
Other Assets, Less Liabilities 4.64%
================================================================================
Short-term Investments

                        General Electric
                        Capital Corp.
                        5.55% due 12/1/1997              1,000M      1,000,000
                        Prudential Funding Corp.
                        5.55% due 12/1/1997                600M        600,000
                        Total (Cost $1,600,000)                      1,600,000
--------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                             1,376,063
-------------------------------------------------------------------=============
                        Total Other Assets,
                        Less Liabilities                             2,976,063
================================================================================
Net Assets 100.00%      (equivalent to $24.63 a share
                        on 2,607,067 shares of
                        beneficial interest outstanding)           $64,200,788
================================================================================

                        See Notes to Financial Statements.


             Statement of Operations

Investment Income                             Six Months Ended November 30, 1997
================================================================================
Income   Interest                                   $00,481,421
         Dividends                                      536,349
         Total income                                               $1,017,770
         -----------------------------------------------------------------------
Expenses Management fee                                 210,726
         12b-1 distribution plan                         80,333
         Insurance                                       66,658
         Shareholder servicing                           48,589
         Audit and tax                                   17,071
         Reports to shareholders                         11,772
         Other                                            7,703
         Total expenses                                                442,852
         -----------------------------------------------------------------------
         Net investment income                                         574,918
         -----------------------------------------------------------------------
Realized and Unrealized Gain on Investments
================================================================================
Realized gain from investment transactions
         Proceeds from sales                         15,040,365
         Cost of investments sold                    10,949,211
         Net realized gain                            4,091,154
         -----------------------------------------------------------------------
Unrealized appreciation of investments                  943,137
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      5,034,291
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                $5,609,209
--------------------------------------------------------------------------------

         See Notes to Financial Statements.

             Statements of Changes in Net Assets

                                                                           Six Months Ended     Year Ended
                                                                               November 30,        May 31,
Increase (Decrease) in Net Assets                                                      1997           1997
==========================================================================================================
Operations   Net investment income                                             $    574,918   $  1,530,565
             Net realized gain from investment transactions                       4,091,154      4,793,670
             Net unrealized appreciation of investments                             943,137      3,510,311
             Net increasein net assets resulting from operations                  5,609,209      9,834,546
             ---------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions         (51,879)      (131,347)
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
             Net investment income                                                       --     (1,342,238)
             Net realized gain from investment transactions                              --     (6,225,701)
             Total distributions                                                         --     (7,567,939)
----------------------------------------------------------------------------------------------------------
Share transactions:
             Net asset value of 418,118 shares issued to shareholders in reinvestment of net investment income and realized gain from
             investment transactions                                                     --      7,567,939
             Cost of 110,318 and 293,704 shares reacquired, respectively         (2,610,422)    (5,800,201)
             Reverse share split of 418,118 shares                                       --             --
             Increase (decrease) in net assets derived from capital share
             transactions (net decrease of 110,318 and 293,704, respectively)    (2,610,422)     1,767,738
             ---------------------------------------------------------------------------------------------
Increase in net assets                                                            2,946,908      3,902,998
----------------------------------------------------------------------------------------------------------
Net Assets
             Beginning of period                                                 61,253,880     57,350,882
             ---------------------------------------------------------------------------------------------
             End of period (including undistributed net investment income of
             $1,811,293 and $1,288,254, respectively)                          $ 64,200,788   $ 61,253,880
             =============================================================================================

         See Notes to Financial Statements.


         Financial Highlights

                                                         Six Months
                                                              Ended                          Year Ended May 31,
                                                       November 30,      --------------------------------------------------------
Per Share Operating Performance:                               1997          1997        1996        1995        1994        1993
=================================================================================================================================
Net asset value, beginning of period                       $  22.54      $  19.05    $  16.40    $  14.04    $  13.26    $  11.61
    -----------------------------------------------------------------------------------------------------------------------------
    Income from investment operations
    Net investment income                                       .22           .54         .47         .36         .31         .32
    Net realized and unrealized gain on investments            1.87          2.95        2.18        2.00         .47        1.33
    Total from investment operations                           2.09          3.49        2.65        2.36         .78        1.65
    -----------------------------------------------------------------------------------------------------------------------------
    Distributions
    Dividends from net investment income                         --          (.47)       (.22)       (.34)       (.28)       (.34)
    Distributions from capital gains                             --         (2.18)      (1.61)      (1.25)      (1.18)       (.78)
    Total distributions                                          --         (2.65)      (1.83)      (1.59)      (1.46)      (1.12)
    Reverse share split                                          --          2.65        1.83        1.59        1.46        1.12
    -----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  24.63      $  22.54    $  19.05    $  16.40    $  14.04    $  13.26
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                9.27%(b)     18.32%      16.16%      16.81%       5.88%      14.21%
=================================================================================================================================
Ratios/Supplemental Data:
    Net assets, end of period (000)                        $ 64,201      $ 61,254    $ 57,351    $ 54,717    $ 53,014    $ 57,122
    -----------------------------------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets:
    Expenses, including waiver                                 0.69%(b)      1.45%       1.50%       1.80%       1.80%       1.80%
    Expenses, excluding waiver                                 0.69%(b)      1.45%       1.50%       1.81%       1.96%       2.25%
    Net investment income                                      0.90%(b)      2.66%       2.63%       2.48%       2.19%       2.57%
    Portfolio turnover rate                                   19.40%        51.68%      66.48%      35.12%      50.77%      52.29%
    Average commissions per share paid on equity
    transactions                                           $   .064      $   .066    $   .065    $   .067         n/a         n/a
    =============================================================================================================================

    (a) Total return does not consider the effects of sales loads.
    (b) Not annualized.

    See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Equity Fund (the "Company") was organized as a Massachusetts business trust on January 19, 1990 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies of the Company: (a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required. (c) Investment transactions are accounted for on the date that the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. (d) A portion of the cost of repurchases of shares of beneficial interest, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by repurchases of shares. (e) Discounts on U.S. Treasury Bond Strips are accrued to maturity. The constant yield method is used. (f) Reverse Share Splits - The Trustees may authorize reverse share splits immediately after, and of a size so as to exactly offset, the payment of dividends and distributions. After taking into account the reverse share split, a shareholder reinvesting dividends and distributions will hold exactly the same number of shares as owned prior to the distribution and reverse share split. A shareholder electing to receive dividends and distributions in cash will have fewer shares than previously owned.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee paid is based on average daily net assets at the rate of .65% per annum. Certain of the Company's officers and trustees have an interest in Lord Abbett. The Company adopted a Rule 12b-1 Plan which provides for the payment of .25% of the average daily net asset value of shares of the Company.

3. Paid In Capital

At November 30, 1997, paid in capital aggregated $43,363,293.

4. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U.S. Government obligations and short-term securities) aggregated $11,208,896 and $12,883,068, respectively. As of November 30, 1997, net unrealized appreciation for federal income tax purposes aggregated $11,692,242 of which $12,253,411 related to appreciated securities and $561,169 related to depreciated securities. The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

5. Distributions

Distributions from net investment income and net realized gains from investment transactions are declared annually. Accumulated undistributed net realized gain at November 30, 1997 for financial reporting purposes, aggregated $7,333,960. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

The Trustees of the Company declared the following reverse share splits:

                                                      Declaration
                                                             Date           Rate
--------------------------------------------------------------------------------
                                                         12/29/92     .909750201
                                                         12/28/93     .896600567
                                                         12/28/94     .889583333
                                                         12/27/95     .900489396
                                                         12/27/96     .872289157
                                                         12/23/97     .866286180
--------------------------------------------------------------------------------

On December 23, 1997, the Company declared a net investment income dividend of $0.50, a short-term capital gain distribution of $0.22, and a long-term distribution of $2.56.

6. Insurance

The Company has entered into an agreement with Financial Security Assurance Inc. ("Financial Security"), pursuant to which Financial Security has guaranteed unconditionally and irrevocably to the Company that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided that all dividends and distributions attributable to that share are reinvested. Insurance expense includes an annual premium equal to .50% of the total amount guaranteed.

7. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. Trustees' fees payable at November 30, 1997, under a deferred compensation plan, were $29,000.

Copyright (C) 1998 by Lord Abbett Equity Fund, 767 Fifth Avenue, New York, NY10153-0203

This publication is intended for the general information of shareholders of Lord Abbett Equity Fund only. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

                     Investing in the
                 Lord Abbett
                                 Family of Funds

----------------------------------------------------------------------------------------------------------------------------
GROWTH
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      INCOME
----------------------------------------------------------------------------------------------------------------------------

        Growth Funds              Growth &          Balanced Fund     Income Funds         Tax-Free          Money
                                  Income Funds                                             Income Funds      Market Fund

Developing       Global Fund--    Affiliated Fund   Balanced Series   Bond-Debenture       o   National      U.S. Government
Growth Fund      Equity Series                                        Fund                 o   California    Securities
                                  Growth & Income                                          o   Connecticut   Money Market
International    Mid-Cap          Series                              Global Fund--        o   Florida       Fund*+
Series           Value Fund                                           Income Series        o   Georgia
                                  Research Fund--                                          o   Hawaii
                 Research Fund--  Large-Cap                           Limited Duration     o   Michigan
                 Small-Cap        Series                              U.S. Government      o   Minnesota
                 Series                                               Securities Series*   o   Missouri
                                                                                           o   New Jersey
                                                                      U.S. Government      o   New York
                                                                      Securities Series*   o   Pennsylvania
                                                                                           o   Texas
                                                                                           o   Washington

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.


For more complete information about any Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or
Statement Inquiries:
800-821-5129

For Literature:
800-874-3733

For More Information:
800-426-1130

Visit Our Web Site:
http://www.lordabbett.com

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.


[LOGO](R)  LORD, ABBETT & CO.
           Investment Management
A Tradition of Performance Through Disciplined Investing




LORD ABBETT DISTRIBUTOR LLC                                          LAEF-3-1197
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The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (1/98)